Contingencies and Other Disclosures (Details) - USD ($) shares in Millions	12 Months Ended
	Dec. 31, 2018	Sep. 30, 2018	Dec. 31, 2017
Loss Contingencies [Line Items]
Estimated litigation liability	$ 32,900,000
Accrued losses on loan repurchase exposure	32,300,000		$ 34,200,000
Visa Class B Shares
Loss Contingencies [Line Items]
Number of Visa Class B shares (in shares)		2.4
Mortgage Securitization Litigation
Loss Contingencies [Line Items]
Investment in proprietary securitizations subject to lawsuits	83,400,000
Investment in proprietary securitizations subject to indemnifications	231,200,000
Minimum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities		$ 0
Maximum
Loss Contingencies [Line Items]
Estimated reasonably possible losses in excess of currently established liabilities	$ 20,000,000